Finance income (Tables)	9 Months Ended
Sep. 30, 2026
Finance income
Schedule of finance income

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Net foreign exchange gain arising from financing - unrealized	53.2	71.4	163.8	100.0
Interest income - bank deposits	14.7	9.8	37.3	26.3
Other interest income(b)	2.9	—	10.8	—
Fair value gain on embedded options	—	30.6	—	34.9
Change in fair value of foreign exchange swaps	—	10.2	—	10.4
Fair value gain on non-deliverable forwards (note 12)	—	—	6.5	—
	70.8	122.0	218.4	171.6
(a)	The results for the three and nine month periods ended September 30, 2025 have been re-presented to reflect the results of the Latam segment as a discontinued operation. See note 21.1 for more information.
(b)	Other interest income relates to the accrued interest on the vendor loan notes issued on the disposal of IHS Rwanda (see note 13).